Document Information	12 Months Ended
Mar. 31, 2026
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0000918646
Registrant Name	EAGLE MATERIALS INC
Period End Date	Mar. 31, 2026
Reporting Currency	USD
Alternative Reporting Regime	NR